Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Comprehensive income [abstract]
Comprehensive income
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Hedging reserves	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2022		-198	-4 038		-760	-4 996	-38	-5 034

Fair value adjustments on equity securities, net of taxes of USD -6 million [1]		37				37		37

Net investment hedge, net of taxes of USD 19 million					-50	-50		-50

Defined benefit plans, net of taxes of USD 16 million			-160			-160		-160

Currency translation effects, net of taxes of USD -6 million	8.1				1 373	1 373	2	1 375

Value adjustments recognized through other comprehensive income in 2023		37	-160		1 323	1 200	2	1 202

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD -7 million		1				1		1

Value adjustments related to divestments, net of taxes of USD -4 million		2	27			29		29

Value adjustments recognized through equity in 2023		3	27			30		30

Value adjustments at December 31, 2023		-158	-4 171		563	-3 766	-36	-3 802

Fair value adjustments on equity securities, net of taxes of USD -8 million [1]		64				64		64

Cash flow hedge - losses recognized in other comprehensive income, net of taxes of USD 3 million [2]				-24		-24		-24

Net investment hedge, net of taxes of USD -30 million					91	91		91

Defined benefit plans, net of taxes of USD -343 million			2 024			2 024		2 024

Currency translation effects, net of taxes of USD 6 million	8.1				-1 563	-1 563	-3	-1 566

Value adjustments recognized through other comprehensive income in 2024		64	2 024	-24	-1 472	592	-3	589

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 8 million		-81				-81		-81

Value adjustments recognized through equity in 2024		-81				-81		-81

Value adjustments at December 31, 2024		-175	-2 147	-24	-909	-3 255	-39	-3 294

Fair value adjustments on equity securities, net of taxes of USD -10 million [1]		39				39		39

Cash flow hedge – losses recognized in other comprehensive income, net of taxes of USD 0 million				2		2		2

Net investment hedge, net of taxes of USD 73 million					-232	-232		-232

Defined benefit plans, net of taxes of USD -174 million			1 155			1 155		1 155

Currency translation effects, net of taxes of USD -134 million	8.1				3 021	3 021	5	3 026

Value adjustments recognized through other comprehensive income in 2025		39	1 155	2	2 789	3 985	5	3 990

Fair value adjustments on equity securities sold, reclassified to retained earnings net of taxes of USD 12 million		-36				-36		-36

Value adjustments recognized through equity in 2025		-36				-36		-36

Value adjustments at December 31, 2025		-172	-992	-22	1 880	694	-34	660

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement.

[2] Includes USD 1 million that was recycled through the income statement as the hedged item has affected interest expense.